Loans Held for Investment - Composition of Net Loans Held for Investment by Class (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	$ 356,975	$ 341,760
Less:
Allowance for loan losses	(2,458)	(2,707)	$ (2,884)	$ (3,738)
Deferred loan costs, net	(104)	69
Net loans held for investment	354,413	339,122
Commercial [Member]
Less:
Allowance for loan losses	(1,401)	(1,404)	(1,310)	(1,716)
Commercial [Member] | Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	54,912	55,752
Commercial [Member] | Real Estate - Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	114,712	109,752
Commercial [Member] | Other Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	40,186	26,718
Non-Commercial [Member]
Less:
Allowance for loan losses	(1,057)	(1,303)	$ (1,574)	$ (2,022)
Non-Commercial [Member] | Consumer Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	10,774	9,711
Non-Commercial [Member] | Real Estate 1 - 4 Family Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	5,024	5,625
Non-Commercial [Member] | Real Estate - Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	78,023	81,700
Non-Commercial [Member] | Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	50,506	50,815
Non-Commercial [Member] | Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	$ 2,838	$ 1,687